CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Total comprehensive income for the year	$ 23,518,032	$ 100,640,106	$ 126,968,096
Reconciliation of total comprehensive income to cash flows provided by operating activities:
Depreciation of property, plant and equipment	60,627,686	60,950,789	58,299,089
Derivative financial instrument results	0	397,309	489,617
Disposal of property, plant and equipment	1,110,428	299,705	391,863
Share of loss / (gain) from associates	30,399	(280,697)	(128,758)
Increase in provisions	1,431,427	2,415,997	3,198,035
Interest expense accrual, net	24,531,192	20,358,571	26,134,469
Interest loss / (income) on other financial assets other than cash and cash equivalents	(199,708,381)	(65,945,299)	11,084,502
Income tax	20,107,916	53,129,735	77,262,880
Notes repurchase result	0	3,208,025	2,512,565
Allowance for doubtful accounts	170,614	0	(403,942)
Foreign exchange loss	241,047,247	87,512,022	40,242,824
Loss / (Gain) on net monetary position	49,271,652	(28,361,551)	(68,008,826)
Changes in assets and liabilities:
Trade receivables	(38,881,408)	(24,329,924)	(33,878,919)
Other receivables	(14,626,895)	(20,273,824)	(25,617,265)
Inventories	(5,835,732)	(2,067,563)	(3,628,092)
Trade payables	29,356,331	13,825,512	16,383,766
Contract assets	4,121	0	582,015
Payroll and social security taxes	3,389,238	3,605,976	1,676,488
Taxes payables	1,630,621	965,703	2,008,062
Other payables	(215,333)	(100,968)	98,856
Provisions	(4,648)	(63,054)	(30,365)
Interest paid	(15,787,126)	(17,828,514)	(22,746,890)
Income tax paid	(11,180,071)	(79,993,022)	(26,034,476)
Contract liabilities	19,584,123	2,557,423	(2,823,138)
Derivative financial instruments payment	0	(340,365)	(228,548)
Cash flows provided by operating activities	189,571,433	110,282,092	183,803,908
CASH FLOWS USED IN INVESTING ACTIVITIES
Additions to property, plant and equipment	(135,082,974)	(78,809,617)	(58,528,419)
Dividends received	0	0	1,103,915
Financial assets not considered cash equivalents	(71,345,431)	(46,424,919)	(126,276,690)
Cash flows used in investing activities	(206,428,405)	(125,234,536)	(183,701,194)
CASH FLOWS PROVIDED BY / (USED IN) FINANCING ACTIVITIES
Proceeds from loans	35,743,858	19,197,823	0
Payments of loans	(10,890,826)	(268,393)	0
Payments of leases	(200,287)	0	0
Cost of repurchase of notes	0	(7,637,322)	(5,820,906)
Cash flows provided by / (used in) financing activities	24,652,745	11,292,108	(5,820,906)
NET INCREASE / DECREASE IN CASH AND CASH EQUIVALENTS	7,795,773	(3,660,336)	(5,718,192)
Cash and cash equivalents at the beginning of the year	9,307,806	26,865,150	42,607,202
Foreign exchange gain on Cash and cash equivalents	1,451,041	911,020	1,960,408
Monetary results effect on Cash and cash equivalents	(11,955,421)	(14,808,028)	(11,984,268)
Cash and cash equivalents at the end of the year	$ 6,599,199	$ 9,307,806	$ 26,865,150